Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Noncompete Agreements	Aug. 14, 2013 Tune Up Software Gmbh	Aug. 14, 2013 Tune Up Software Gmbh Australia based provider	Jan. 14, 2014 Subsequent Event Tune Up Software Gmbh	Jan. 14, 2014 Subsequent Event Tune Up Software Gmbh Australia based provider	Dec. 31, 2013 Business Combinations	Dec. 31, 2012 Business Combinations	Dec. 31, 2011 Business Combinations	Dec. 31, 2013 Business Combinations Maximum
Commitments and Contingencies Disclosure [Line Items]
Lease expire year	2022
Rent expense	$ 7,615	$ 6,561	$ 4,382
Compensation expense									6,316	8,138	4,619
Business acquisitions future compensation expenses												2,336
Payment under non-competition agreement				805
Contingent liability					2,600
Litigation related receivable						1,000
Amount transferred escrow account							$ 1,500	$ 1,000